N-2	Jan. 21, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Securities Act File Number	814-00998
Document Type	8-K
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On January 21, 2026, Goldman Sachs BDC, Inc. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Goldman Sachs Asset Management, L.P. and SMBC Nikko Securities America, Inc., as representative of the several underwriters named in Schedule A thereto (collectively, the “Underwriters”), in connection with the issuance and sale of $400,000,000 aggregate principal amount of the Company’s 5.100% notes due 2029 (the “Offering”).
Long Term Debt, Principal	$ 400,000,000